Condensed Consolidated Interim Statements of Financial Position (unaudited)	Sep. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($)
Current assets
Cash	$ 23,128,590	$ 27,988,471
Receivables	195,110	139,396
Prepaid expenses	2,731,604	249,671
Total current assets	26,055,304	28,377,538
Non-current assets
Reclamation deposit (Note 4)	79,834	77,660
Exploration and evaluation assets (Note 3)	32,694,993	31,590,194
Intangible asset (Note 5)	1,643,423	1,691,575
Pilot plant (Note 6)	9,710,745	12,338,741
Deposits	24,419
Total non-current assets	44,153,414	45,698,170
TOTAL ASSETS	70,208,718	74,075,708
Current liabilities
Accounts payable and accrued liabilities	2,211,310	2,408,302
Non-current liabilities
Decommissioning provision (Note 8)	127,410	123,940
TOTAL LIABILITIES	2,338,720	2,532,242
EQUITY
Share capital (Note 9)	127,061,377	122,996,406
Reserves (Note 9)	19,993,064	19,563,420
Deficit	(77,976,495)	(68,617,507)
Accumulated other comprehensive loss	(1,207,948)	(2,398,853)
TOTAL EQUITY	67,869,998	71,543,466
TOTAL LIABILITIES AND EQUITY	$ 70,208,718	$ 74,075,708